UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 1.0%
Raytheon Co.	8,944	$1,289,367

		$1,289,367

Auto Components — 0.7%
Delphi Automotive PLC	12,327	$863,630

		$863,630

Beverages — 1.9%
Anheuser-Busch InBev SA/NV ADR	5,783	$602,936
Constellation Brands, Inc., Class A	12,006	1,798,018

		$2,400,954

Biotechnology — 8.5%
Alexion Pharmaceuticals, Inc.(1)	14,308	$1,869,769
Biogen, Inc.(1)	9,081	2,517,617
Celgene Corp.(1)	27,749	3,223,046
Gilead Sciences, Inc.	12,898	934,460
Incyte Corp.(1)	16,503	2,000,329

		$10,545,221

Building Products — 1.9%
Fortune Brands Home & Security, Inc.	17,343	$956,120
Johnson Controls International PLC	31,123	1,368,789

		$2,324,909

Capital Markets — 3.0%
Charles Schwab Corp. (The)	68,069	$2,807,166
S&P Global, Inc.	7,512	902,792

		$3,709,958

Chemicals — 2.7%
Celanese Corp., Series A	14,828	$1,251,483
Ecolab, Inc.	10,051	1,207,427
Monsanto Co.	8,860	959,626

		$3,418,536

Communications Equipment — 1.0%
Palo Alto Networks, Inc.(1)	8,865	$1,308,119

		$1,308,119

Distributors — 2.0%
LKQ Corp.(1)	77,953	$2,487,480

		$2,487,480

Electrical Equipment — 1.4%
AMETEK, Inc.	34,300	$1,752,730

		$1,752,730

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	9,805	$1,607,530
Sprouts Farmers Market, Inc.(1)	52,822	986,186

		$2,593,716

Security	Shares	Value
Food Products — 3.5%
Blue Buffalo Pet Products, Inc.(1)	70,110	$1,700,168
Mondelez International, Inc., Class A	21,503	952,153
Pinnacle Foods, Inc.	31,259	1,662,666

		$4,314,987

Health Care Equipment & Supplies — 3.0%
Hologic, Inc.(1)	31,431	$1,273,898
Stryker Corp.	20,400	2,520,012

		$3,793,910

Household Durables — 1.4%
Newell Brands, Inc.	36,526	$1,728,776

		$1,728,776

Household Products — 0.5%
Colgate-Palmolive Co.	9,219	$595,363

		$595,363

Internet & Direct Marketing Retail — 9.2%
Amazon.com, Inc.(1)	8,000	$6,587,840
Netflix, Inc.(1)	22,400	3,151,904
Priceline Group, Inc. (The)(1)	1,116	1,757,845

		$11,497,589

Internet Software & Services — 12.8%
Alphabet, Inc., Class A(1)	4,500	$3,690,855
Alphabet, Inc., Class C(1)	5,402	4,304,260
Facebook, Inc., Class A(1)	44,686	5,823,479
GoDaddy, Inc., Class A(1)	61,194	2,186,462

		$16,005,056

IT Services — 3.4%
Fiserv, Inc.(1)	6,987	$750,613
Visa, Inc., Class A	42,000	3,473,820

		$4,224,433

Media — 2.8%
Time Warner, Inc.	15,861	$1,536,138
Walt Disney Co. (The)	18,163	2,009,736

		$3,545,874

Oil, Gas & Consumable Fuels — 2.8%
Devon Energy Corp.	40,020	$1,822,511
EOG Resources, Inc.	15,894	1,614,512

		$3,437,023

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	11,555	$938,382

		$938,382

Pharmaceuticals — 4.3%
Allergan PLC(1)	9,713	$2,126,079
Eli Lilly & Co.	16,168	1,245,421
Zoetis, Inc.	35,881	1,971,302

		$5,342,802

Road & Rail — 3.0%
J.B. Hunt Transport Services, Inc.	14,100	$1,397,028

Security	Shares	Value
Norfolk Southern Corp.	10,434	$1,225,578
Union Pacific Corp.	10,178	1,084,771

		$3,707,377

Semiconductors & Semiconductor Equipment — 7.7%
Broadcom, Ltd.	15,300	$3,052,350
Monolithic Power Systems, Inc.	32,100	2,800,404
NXP Semiconductors NV(1)	22,870	2,237,829
Texas Instruments, Inc.	20,275	1,531,574

		$9,622,157

Software — 6.5%
Adobe Systems, Inc.(1)	24,954	$2,829,285
FireEye, Inc.(1)	91,671	1,242,142
salesforce.com, inc.(1)	33,800	2,673,580
SecureWorks Corp., Class A(1)	127,588	1,319,260

		$8,064,267

Specialty Retail — 4.5%
Advance Auto Parts, Inc.	7,354	$1,207,821
Home Depot, Inc. (The)	9,189	1,264,222
TJX Cos., Inc. (The)	16,916	1,267,347
Tractor Supply Co.	25,600	1,885,952

		$5,625,342

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	27,305	$3,313,462

		$3,313,462

Trading Companies & Distributors — 3.0%
NOW, Inc.(1)	26,157	$556,098
United Rentals, Inc.(1)	15,867	2,007,334
W.W. Grainger, Inc.	4,895	1,236,330

		$3,799,762

Total Common Stocks (identified cost $77,197,630)		$122,251,182

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(2)	2,338,144	$2,338,377

Total Short-Term Investments (identified cost $2,338,435)		$2,338,377

Total Investments — 100.0% (identified cost $79,536,065)		$124,589,559

Other Assets, Less Liabilities — (0.0)%(3)		$(35,319)

Net Assets — 100.0%		$124,554,240

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $3,446.

(3)	Amount is less than (0.05)%.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,555,174

Gross unrealized appreciation	$46,941,695
Gross unrealized depreciation	(1,907,310)

Net unrealized appreciation	$45,034,385

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$122,251,182	*	$—	$—	$122,251,182
Short-Term Investments	—		2,338,377	—	2,338,377
Total Investments	$122,251,182		$2,338,377	$—	$124,589,559

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017